May 31, 2019

General Money Funds

General Money Market Fund, Inc.

General Government Securities Money Market Fund

General Treasury Securities Money Market Fund

Class A Shares

Supplement to Current Summary Prospectus and Prospectus

Effective May 31, 2019 (the "Effective Date"), the following information supersedes and replaces any contrary information contained in the section of the funds' summary prospectus and prospectus entitled "Fees and Expenses":

General Money Market Fund, Inc.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50
Other expenses	0.28
Shareholder services fees	0.21
Miscellaneous other expenses	0.07
Total annual fund operating expenses	0.78

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General Government Securities Money Market Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50
Other expenses	0.37
Shareholder services fees*	0.25
Miscellaneous other expenses	0.12
Total annual fund operating expenses	0.87
* Restated to reflect current fees.

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General Treasury Securities Money Market Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50
Other expenses	0.30
Shareholder services fees	0.24
Miscellaneous other expenses	0.06
Total annual fund operating expenses	0.80

GENA-STK0519

As of the Effective Date, the following information supersedes and replaces the information with respect to General Money Market Fund, Inc., General Government Securities Money Market Fund and General Treasury Securities Money Market Fund contained in the sixth paragraph in the section of the funds' prospectus entitled "Management":

Class A shares of General Money Market Fund, Inc., General Government Securities Money Market Fund and General Treasury Securities Money Market Fund are subject to an annual shareholder services plan fee of 0.20% payable to the funds' distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the fund, and/or the maintenance of shareholder accounts.  The funds' distributor may pay financial intermediaries from the fees it receives under the shareholder services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Class A shares of a fund.  In addition, Class A shares of General Money Market Fund, Inc., General Government Securities Money Market Fund and General Treasury Securities Money Market Fund are subject to an annual shareholder services plan fee of up to 0.05% to reimburse the fund's distributor for shareholder account service and maintenance expenses.

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May 31, 2019

General Money Market Fund, Inc.

General Government Securities Money Market Funds, Inc.

General Government Securities Money Market Fund

General Treasury Securities Money Market Fund

Class A Shares

Supplement to Current Statement of Additional Information

Effective May 31, 2019 (the "Effective Date"), the Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act with respect to Class A shares of each of General Money Market Fund, Inc., General Government Securities Money Market Fund and General Treasury Securities Money Market Fund was terminated and each such fund (i) adopted a non-Rule 12b-1 Shareholder Services Plan with respect to its Class A shares, pursuant to which the fund will pay the Distributor 0.20% for the provision of certain services to the holders of Class A shares, and (ii) amended its existing Shareholder Services Plan with respect to its Class A shares, pursuant to which the fund will reimburse the Distributor an amount not to exceed 0.05% for certain allocated expenses of providing certain services to the holders of Class A shares.

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section of the funds' Statement of Additional Information ("SAI") entitled "Distribution Plans, Service Plans and Shareholder Services Plans" in Part II of the SAI:

Fund	Class(es)*	Plan (12b-1 or servicing)**	Key Features***
General Money Market Fund, Inc. General Government Securities Money Market Fund General Treasury Securities Money Market Fund	Class A	Shareholder Services Plan (servicing)+

The fund pays the Distributor 0.20% for the provision of certain services to the holders of Class A shares.  Services may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts.  Pursuant to the Plan, the Distributor may make payments to certain Service Agents in respect of these services.

General Money Market Fund, Inc. General Government Securities Money Market Fund General Treasury Securities Money Market Fund	Class A	Shareholder Services Plan (servicing)+ +

The fund reimburses the Distributor an amount not to exceed 0.05% for certain allocated expenses of providing certain services to the holders of Class A shares.  Services may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts.

GRP4-SAISTK-0519

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*       As applicable to the funds listed (not all funds have all classes shown).

**    The parenthetical indicates whether the Plan is pursuant to Rule 12b-1 under the 1940 Act or is a type of servicing plan not adopted pursuant to Rule 12b-1.

***  Amounts expressed as an annual rate as a percentage of the value of the average daily net assets attributable to the indicated class of fund shares or the fund, as applicable.

+    Effective May 31, 2019, the fund terminated its Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act and adopted a Shareholder Services Plan, with respect to Class A shares.

++   Effective May 31, 2019, the fund amended its Shareholder Services Plan to reduce the maximum amount the fund is permitted to reimburse the Distributor for providing certain services to the holders Class A shares, from an annual rate of up to 0.25% to an annual rate of up to 0.05% of the value of the average daily net assets attributable to the fund's Class A shares.

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GRP4-SAISTK-0519